N-2 - $ / shares	Sep. 01, 2022	Jun. 30, 2022	Dec. 31, 2021
Cover [Abstract]
Entity Central Index Key	0001493683
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	BlackRock Taxable Municipal Bond Trust
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
BlackRock Taxable Municipal Bond Trust’s (BBN) (the “Trust”)
primary investment objective is to seek high current income, with a secondary objective of capital appreciation. The Trust seeks to achieve its investment objectives by investing primarily in a portfolio of taxable municipal securities, including Build America Bonds (“BABs”), issued by state and local governments to finance capital projects such as public schools, roads, transportation infrastructure, bridges, ports and public buildings.
The Trust originally sought to achieve its investment objectives by investing primarily in a portfolio of BABs, which are taxable municipal securities issued pursuant to the American Recovery and Reinvestment Act of 2009. Given the uncertainty around the BABs program at the time of the Trust’s launch in 2010, the Trust’s initial public offering prospectus included a Contingent Review Provision. For any
24-month
period, if there were no new issuances of BABs or other analogous taxable municipal securities, the Board of Trustees (the “Board”) would undertake an evaluation of potential actions with respect to the Trust. Under the Contingent Review Provision, such potential action may include changes to the Trust’s non-fundamental
investment policies to broaden its primary investment focus to include taxable municipal securities generally. The BABs program expired on December 31, 2010 and was not renewed. Accordingly, there have been no new issuances of BABs since that date.
Pursuant to the Contingent Review Provision, on June 12, 2015, the Board approved a proposal to amend the Trust’s investment policy from “Under normal market conditions, the Trust invests at least 80% of its managed assets in BABs” to “Under normal market conditions, the Trust invests at least 80% of its managed assets in taxable municipal securities, which include BABs”, and to change the name of the Trust from “BlackRock Build America Bond Trust” to “BlackRock Taxable Municipal Bond Trust.” These changes became effective on August 25, 2015.
The Trust continues to maintain its other investment policies, including its ability to invest up to 20% of its managed assets in securities other than taxable municipal securities. Such other securities may include tax-exempt
securities, U.S. Treasury securities, obligations of the U.S. Government, its agencies and instrumentalities and corporate bonds issued by issuers that have, in BlackRock Advisors, LLC’s (the “Manager”) view, typically been associated with or sold in the municipal market. Bonds issued by private universities and hospitals, or bonds sold to finance military housing developments are examples of such securities. The Trust also continues to invest at least 80% of its managed assets in securities that at the time of purchase are investment grade quality.
As used herein, “managed assets” means the total assets of the Trust (including any assets attributable to money borrowed for investment purposes) minus the sum of the Trust’s accrued liabilities (other than money borrowed for investment purposes).
As of June 30, 2022, 54% of the Trust’s portfolio are BABs. Like other taxable municipal securities, interest received on BABs is subject to U.S. tax and may be subject to state income tax. Issuers of direct pay BABs, however, are eligible to receive a subsidy from the U.S. Treasury of up to 35% of the interest paid on the BABs. This allowed such issuers to issue bonds that pay interest rates that were expected to be competitive with the rates typically paid by private bond issuers in the taxable fixed income market. While the U.S. Treasury subsidizes the interest paid on BABs, it does not guarantee the principal or interest payments on BABs, and there is no guarantee that the U.S. Treasury will not reduce or eliminate the subsidy for BABs in the future. Any interruption, delay, reduction and/or offset of the reimbursement from the U.S. Treasury may reduce the demand for direct pay BABs and/or potentially trigger extraordinary call features of the BABs. As of the date of this report, the subsidy that issuers of direct pay BABs receive from the U.S. Treasury has been reduced from its original level as the result of budgetary sequestration. The extraordinary call features of some BABs permit early redemption at par value, and the reduction in the subsidy issuers of direct pay BABs receive from the U.S. Treasury has resulted, and may continue to result, in early redemptions of some BABs at par value. Such early redemptions at par value may result in a potential loss in value for investors of such BABs, who may have purchased the securities at prices above par, and may require such investors to reinvest redemption proceeds in lower-yielding securities. As of the date of this report, the Trust did not own any BABs subject to a par value extraordinary call feature. Additionally, many BABs also have more typical call provisions that permit early redemption at a stated spread to an applicable prevailing U.S. Treasury rate. Early redemptions in accordance with these call provisions may likewise result in potential losses for the Trust and give rise to reinvestment risk, which could reduce the Trust’s income and distributions.

Share Price [Table Text Block]	Market Price and Net Asset Value Per Share Summary

	06/30/22	12/31/21	Change	High	Low

Closing Market Price	$19.16	$26.18	(26.81)%	$26.18	$17.59
Net Asset Value	19.32	25.27	(23.55)	25.27	18.56

Lowest Price or Bid		$ 17.59
Highest Price or Bid		26.18
Lowest Price or Bid, NAV		18.56
Highest Price or Bid, NAV		25.27
Latest Share Price		19.16	$ 26.18
Latest NAV		$ 19.32	$ 25.27
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]		60,941,896